Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 81.1%
Financial - 15.8%
Goldman Sachs Group, Inc.	9,292	$2,136,509
Visa, Inc. — Class A	9,292	1,745,967
JPMorgan Chase & Co.	9,292	1,295,305
Travelers Companies, Inc.	9,292	1,272,540
American Express Co.	9,292	1,156,761
Total Financial		7,607,082
Industrial - 15.4%
Boeing Co.	9,292	3,026,962
3M Co.	9,292	1,639,295
United Technologies Corp.	9,292	1,391,570
Caterpillar, Inc.	9,292	1,372,242
Total Industrial		7,430,069
Consumer, Non-cyclical - 14.5%
UnitedHealth Group, Inc.	9,292	2,731,662
Johnson & Johnson	9,292	1,355,424
Procter & Gamble Co.	9,292	1,160,571
Merck & Company, Inc.	9,292	845,107
Coca-Cola Co.	9,292	514,312
Pfizer, Inc.	9,292	364,061
Total Consumer, Non-cyclical		6,971,137
Consumer, Cyclical - 13.4%
Home Depot, Inc.	9,292	2,029,187
McDonald's Corp.	9,292	1,836,192
Walmart, Inc.	9,292	1,104,261
NIKE, Inc. — Class B	9,292	941,372
Walgreens Boots Alliance, Inc.	9,292	547,857
Total Consumer, Cyclical		6,458,869
Technology - 12.4%
Apple, Inc.	9,292	2,728,596
Microsoft Corp.	9,292	1,465,348
International Business Machines Corp.	9,292	1,245,500
Intel Corp.	9,292	556,126
Total Technology		5,995,570
Communications - 4.9%
Walt Disney Co.	9,292	1,343,902
Verizon Communications, Inc.	9,292	570,529
Cisco Systems, Inc.	9,292	445,644
Total Communications		2,360,075
Energy - 3.7%
Chevron Corp.	9,292	1,119,779
Exxon Mobil Corp.	9,292	648,396
Total Energy		1,768,175
Basic Materials - 1.0%
Dow, Inc.	9,292	508,551
Total Common Stocks
(Cost $29,622,152)		39,099,528

	Face Amount
U.S. TREASURY BILLS†† - 5.5%
U.S. Treasury Bills
1.50% due 01/14/20[1,2]	$1,126,000	1,125,449
1.49% due 01/14/20[1,2]	675,000	674,670
1.54% due 01/14/20[1,2]	600,000	599,707
1.47% due 02/04/20[1,3]	242,000	241,653
Total U.S. Treasury Bills
(Cost $2,641,341)		2,641,479

REPURCHASE AGREEMENTS††,4 - 5.3%
J.P. Morgan Securities LLC issued 12/31/19 at 1.53% due 01/02/20[2]	1,543,982	1,543,982
Barclays Capital, Inc. issued 12/31/19 at 1.40% due 01/02/20[2]	497,851	497,851
BofA Securities, Inc. issued 12/31/19 at 1.50% due 01/02/20[2]	497,851	497,851
Total Repurchase Agreements
(Cost $2,539,684)		2,539,684
Total Investments - 91.9%
(Cost $34,803,177)		$44,280,691
Other Assets & Liabilities, net - 8.1%		3,926,427
Total Net Assets - 100.0%		$48,207,118

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Index Mini Futures Contracts	25	Mar 2020	$3,562,125	$(1,015)

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Barclays Bank plc	Dow Jones Industrial Average Index	2.10% (1 Week USD LIBOR + 0.50%)	At Maturity	01/31/20	830	$23,685,826	$63,328
BNP Paribas	Dow Jones Industrial Average Index	2.30% (1 Month USD LIBOR + 0.50%)	At Maturity	01/28/20	1,047	29,876,910	(70,706)
						$53,562,736	$(7,378)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2019.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2019.
[4]	Repurchase Agreements — See Note 4.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$39,099,528	$—	$—	$39,099,528
U.S. Treasury Bills	—	2,641,479	—	2,641,479
Repurchase Agreements	—	2,539,684	—	2,539,684
Equity Index Swap Agreements**	—	63,328	—	63,328
Total Assets	$39,099,528	$5,244,491	$—	$44,344,019

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$1,015	$—	$—	$1,015
Equity Index Swap Agreements**	—	70,706	—	70,706
Total Liabilities	$1,015	$70,706	$—	$71,721

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 66.4%
Federal Farm Credit Bank
1.82% (3 Month U.S. Treasury Bill Rate + 0.29%, Rate Floor: 0.00%) due 04/11/22[1]	$1,000,000	$999,771
1.90% (U.S. Prime Rate - 2.85%, Rate Floor: 0.00%) due 08/30/22[1]	1,000,000	999,480
1.70% (3 Month USD LIBOR - 0.21%, Rate Floor: 0.00%) due 08/10/20[1]	1,000,000	999,196
1.95% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[1]	500,000	500,983
1.94% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[1]	180,000	180,427
Total Federal Agency Notes
(Cost $3,679,340)		3,679,857

U.S. TREASURY BILLS†† - 10.4%
U.S. Treasury Bills
1.50% due 01/14/20[2,4]	580,000	579,716
Total U.S. Treasury Bills
(Cost $579,685)		579,716

REPURCHASE AGREEMENTS††,3 - 28.0%
J.P. Morgan Securities LLC issued 12/31/19 at 1.53% due 01/02/20[4]	943,098	943,098
Barclays Capital, Inc. issued 12/31/19 at 1.40% due 01/02/20[4]	304,098	304,098
BofA Securities, Inc. issued 12/31/19 at 1.50% due 01/02/20[4]	304,098	304,098
Total Repurchase Agreements
(Cost $1,551,294)		1,551,294
Total Investments - 104.8%
(Cost $5,810,319)		$5,810,867
Other Assets & Liabilities, net - (4.8)%		(266,850)
Total Net Assets - 100.0%		$5,544,017

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
Dow Jones Industrial Average Index Mini Futures Contracts	4	Mar 2020	$569,940	$(2,533)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	Dow Jones Industrial Average Index	(1.80)% (1 Month USD LIBOR)	At Maturity	01/28/20	181	$5,175,871	$15,038
Barclays Bank plc	Dow Jones Industrial Average Index	(1.85)% (1 Week USD LIBOR + 0.25%)	At Maturity	01/31/20	188	5,378,024	(14,379)
						$10,553,895	$659

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Variable rate security. Rate indicated is the rate effective at December 31, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[2]	Rate indicated is the effective yield at the time of purchase.

[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2019.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Notes	$—	$3,679,857	$—	$3,679,857
U.S. Treasury Bills	—	579,716	—	579,716
Repurchase Agreements	—	1,551,294	—	1,551,294
Equity Index Swap Agreements**	—	15,038	—	15,038
Total Assets	$—	$5,825,905	$—	$5,825,905

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$2,533	$—	$—	$2,533
Equity Index Swap Agreements**	—	14,379	—	14,379
Total Liabilities	$2,533	$14,379	$—	$16,912

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 33.4%
Federal Farm Credit Bank
1.90% (U.S. Prime Rate - 2.85%, Rate Floor: 0.00%) due 08/30/22[1]	$1,500,000	$1,499,219
1.82% (U.S. Prime Rate - 2.93%, Rate Floor: 0.00%) due 09/24/20[1]	1,000,000	1,000,732
1.82% (3 Month U.S. Treasury Bill Rate + 0.29%, Rate Floor: 0.00%) due 04/11/22[1]	500,000	499,886
1.94% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[1]	300,000	300,713
Federal Home Loan Bank
1.76% (3 Month USD LIBOR - 0.14%, Rate Floor: 0.00%) due 12/18/20[1]	1,000,000	999,943
Total Federal Agency Notes
(Cost $4,300,437)		4,300,493

FEDERAL AGENCY DISCOUNT NOTES†† - 6.2%
Federal Home Loan Bank
1.57% due 01/29/20[2]	800,000	799,094
Total Federal Agency Discount Notes
(Cost $799,023)		799,094

U.S. TREASURY BILLS†† - 3.5%
U.S. Treasury Bills
1.50% due 01/14/20[2,5]	427,000	426,791
1.47% due 02/04/20[2,3]	22,000	21,969
Total U.S. Treasury Bills
(Cost $448,734)		448,760

REPURCHASE AGREEMENTS††,4 - 48.5%
J.P. Morgan Securities LLC issued 12/31/19 at 1.53% due 01/02/20[5]	3,801,922	3,801,922
Barclays Capital, Inc. issued 12/31/19 at 1.40% due 01/02/20[5]	1,225,915	1,225,915
BofA Securities, Inc. issued 12/31/19 at 1.50% due 01/02/20[5]	1,225,915	1,225,915
Total Repurchase Agreements
(Cost $6,253,752)		6,253,752
Total Investments - 91.6%
(Cost $11,801,946)		$11,802,099
Other Assets & Liabilities, net - 8.4%		1,081,597
Total Net Assets - 100.0%		$12,883,696

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
NASDAQ-100 Index Mini Futures Contracts	18	Mar 2020	$3,149,190	$(10,234)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	NASDAQ-100 Index	(1.85)% (1 Week USD LIBOR + 0.25%)	At Maturity	01/28/20	1,080	$9,428,093	$46,580
BNP Paribas	NASDAQ-100 Index	(1.95)% (1 Month USD LIBOR + 0.15%)	At Maturity	01/28/20	846	7,389,554	38,280
Barclays Bank plc	NASDAQ-100 Index	(1.95)% (1 Week USD LIBOR + 0.35%)	At Maturity	01/31/20	677	5,911,759	(15,807)
						$22,729,406	$69,053

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.

[1]	Variable rate security. Rate indicated is the rate effective at December 31, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2019.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2019.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Notes	$—	$4,300,493	$—	$4,300,493
Federal Agency Discount Notes	—	799,094	—	799,094
U.S. Treasury Bills	—	448,760	—	448,760
Repurchase Agreements	—	6,253,752	—	6,253,752
Equity Index Swap Agreements**	—	84,860	—	84,860
Total Assets	$—	$11,886,959	$—	$11,886,959

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$10,234	$—	$—	$10,234
Equity Index Swap Agreements**	—	15,807	—	15,807
Total Liabilities	$10,234	$15,807	$—	$26,041

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 57.6%
Federal Farm Credit Bank
1.90% (U.S. Prime Rate - 2.85%, Rate Floor: 0.00%) due 08/30/22[1]	$1,500,000	$1,499,219
1.95% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[1]	1,250,000	1,252,457
1.80% (U.S. Prime Rate - 2.95%, Rate Floor: 0.00%) due 07/20/20[1]	1,000,000	1,000,614
1.82% (3 Month U.S. Treasury Bill Rate + 0.29%, Rate Floor: 0.00%) due 04/11/22[1]	1,000,000	999,771
1.75% (3 Month USD LIBOR - 0.08%, Rate Floor: 0.00%) due 01/15/21[1]	500,000	500,035
1.94% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[1]	360,000	360,855
Federal Home Loan Bank
1.76% (3 Month USD LIBOR - 0.14%, Rate Floor: 0.00%) due 12/18/20[1]	1,200,000	1,199,932
Freddie Mac
1.67% (U.S. Secured Overnight Financing Rate + 0.13%, Rate Floor: 0.00%) due 08/05/22[1]	1,000,000	996,148
Total Federal Agency Notes
(Cost $7,809,061)		7,809,031

U.S. TREASURY BILLS†† - 5.7%
U.S. Treasury Bills
1.50% due 01/14/20[2,3]	725,000	724,646
1.47% due 02/04/20[3,4]	46,000	45,934
Total U.S. Treasury Bills
(Cost $770,536)		770,580

REPURCHASE AGREEMENTS††,5 - 32.4%
J.P. Morgan Securities LLC issued 12/31/19 at 1.53% due 01/02/20[2]	2,669,883	2,669,883
Barclays Capital, Inc. issued 12/31/19 at 1.40% due 01/02/20[2]	860,893	860,893
BofA Securities, Inc. issued 12/31/19 at 1.50% due 01/02/20[2]	860,893	860,893
Total Repurchase Agreements
(Cost $4,391,669)		4,391,669
Total Investments - 95.7%
(Cost $12,971,266)		$12,971,280
Other Assets & Liabilities, net - 4.3%		583,389
Total Net Assets - 100.0%		$13,554,669

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
Russell 2000 Index Mini Futures Contracts	2	Mar 2020	$166,980	$435

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	Russell 2000 Index	(1.55)% (1 Week USD LIBOR - 0.05%)	At Maturity	01/28/20	9,958	$16,615,403	$71,257
BNP Paribas	Russell 2000 Index	(1.40)% (1 Month USD LIBOR - 0.40%)	At Maturity	01/28/20	3,521	5,874,992	31,881

Inverse Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short†† (continued)
Barclays Bank plc	Russell 2000 Index	(1.10)% (1 Week USD LIBOR - 0.50%)	At Maturity	01/31/20	2,657	$4,432,856	$(11,475)
						$26,923,251	$91,663

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Variable rate security. Rate indicated is the rate effective at December 31, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2019.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at December 31, 2019.
[5]	Repurchase Agreements — See Note 4.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Notes	$—	$7,809,031	$—	$7,809,031
U.S. Treasury Bills	—	770,580	—	770,580
Repurchase Agreements	—	4,391,669	—	4,391,669
Equity Futures Contracts**	435	—	—	435
Equity Index Swap Agreements**	—	103,138	—	103,138
Total Assets	$435	$13,074,418	$—	$13,074,853

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$11,475	$—	$11,475

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 49.1%
Federal Farm Credit Bank
1.90% (U.S. Prime Rate - 2.85%, Rate Floor: 0.00%) due 08/30/22[1]	$2,500,000	$2,498,699
1.70% (3 Month USD LIBOR - 0.21%, Rate Floor: 0.00%) due 08/10/20[1]	2,000,000	1,998,392
1.95% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[1]	1,000,000	1,001,966
1.94% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[1]	600,000	601,425
Federal Home Loan Bank
1.76% (3 Month USD LIBOR - 0.14%, Rate Floor: 0.00%) due 12/18/20[1]	2,100,000	2,099,881
Total Federal Agency Notes
(Cost $8,197,609)		8,200,363

U.S. TREASURY BILLS†† - 1.2%
U.S. Treasury Bills
1.50% due 01/14/20[2,5]	190,000	189,907
1.47% due 02/04/20[2,3]	13,000	12,981
Total U.S. Treasury Bills
(Cost $202,877)		202,888

REPURCHASE AGREEMENTS††,4 - 50.7%
J.P. Morgan Securities LLC issued 12/31/19 at 1.53% due 01/02/20[5]	5,150,440	5,150,440
Barclays Capital, Inc. issued 12/31/19 at 1.40% due 01/02/20[5]	1,660,740	1,660,740
BofA Securities, Inc. issued 12/31/19 at 1.50% due 01/02/20[5]	1,660,740	1,660,740
Total Repurchase Agreements
(Cost $8,471,920)		8,471,920
Total Investments - 101.0%
(Cost $16,872,406)		$16,875,171
Other Assets & Liabilities, net - (1.0)%		(174,785)
Total Net Assets - 100.0%		$16,700,386

Inverse S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
S&P 500 Index Mini Futures Contracts	1	Mar 2020	$161,475	$136

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	S&P 500 Index	(1.95)% (1 Week USD LIBOR + 0.35%)	At Maturity	01/28/20	7,115	$22,986,764	$56,379
BNP Paribas	S&P 500 Index	(1.85)% (1 Month USD LIBOR + 0.05%)	At Maturity	01/28/20	2,563	8,279,474	23,397
Barclays Bank plc	S&P 500 Index	(1.90)% (1 Week USD LIBOR + 0.30%)	At Maturity	01/31/20	611	1,973,174	(5,796)
						$33,239,412	$73,980

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Variable rate security. Rate indicated is the rate effective at December 31, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2019.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2019.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Notes	$—	$8,200,363	$—	$8,200,363
U.S. Treasury Bills	—	202,888	—	202,888
Repurchase Agreements	—	8,471,920	—	8,471,920
Equity Futures Contracts**	136	—	—	136
Equity Index Swap Agreements**	—	79,776	—	79,776
Total Assets	$136	$16,954,947	$—	$16,955,083

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$5,796	$—	$5,796

**	This derivative is reported as unrealized appreciation/depreciation at period end.

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 83.4%
Technology - 36.6%
Apple, Inc.	158,529	$46,552,041
Microsoft Corp.	272,184	42,923,417
Intel Corp.	197,977	11,848,923
Adobe, Inc.*	22,031	7,266,044
NVIDIA Corp.	27,853	6,553,811
Broadcom, Inc.	18,053	5,705,109
Texas Instruments, Inc.	42,543	5,457,841
QUALCOMM, Inc.	51,967	4,585,048
Fiserv, Inc.*	30,943	3,577,939
Intuit, Inc.	11,847	3,103,085
Micron Technology, Inc.*	50,384	2,709,652
Applied Materials, Inc.	42,042	2,566,244
Advanced Micro Devices, Inc.*	50,683	2,324,322
Activision Blizzard, Inc.	34,965	2,077,620
Analog Devices, Inc.	16,762	1,991,996
Lam Research Corp.	6,603	1,930,717
Autodesk, Inc.*	9,994	1,833,499
NXP Semiconductor N.V.	12,722	1,619,002
Cognizant Technology Solutions Corp. — Class A	24,921	1,545,600
Electronic Arts, Inc.*	13,288	1,428,593
Paychex, Inc.	16,291	1,385,713
KLA Corp.	7,181	1,279,439
Workday, Inc. — Class A*	7,464	1,227,455
Microchip Technology, Inc.[1]	10,877	1,139,039
Xilinx, Inc.	11,445	1,118,978
Cerner Corp.	14,295	1,049,110
Splunk, Inc.*	6,888	1,031,616
NetEase, Inc. ADR	3,320	1,018,045
ASML Holding N.V. — Class G	3,371	997,614
ANSYS, Inc.*	3,832	986,395
Synopsys, Inc.*	6,840	952,128
Skyworks Solutions, Inc.	7,754	937,304
Cadence Design Systems, Inc.*	12,770	885,727
Western Digital Corp.	13,536	859,130
Check Point Software Technologies Ltd.*	6,929	768,842
Maxim Integrated Products, Inc.	12,316	757,557
Citrix Systems, Inc.	5,927	657,304
NetApp, Inc.	10,387	646,591
Take-Two Interactive Software, Inc.*	5,159	631,616
Total Technology		175,930,106
Communications - 27.5%
Amazon.com, Inc.*	17,689	32,686,442
Facebook, Inc. — Class A*	85,859	17,622,560
Alphabet, Inc. — Class A*	12,265	16,427,618
Alphabet, Inc. — Class C*	12,257	16,387,854
Comcast Corp. — Class A	206,615	9,291,477
Cisco Systems, Inc.	193,073	9,259,781
Netflix, Inc.*	19,946	6,453,927
Charter Communications, Inc. — Class A*	9,775	4,741,657
Booking Holdings, Inc.*	1,905	3,912,356
T-Mobile US, Inc.*	38,939	3,053,596
Baidu, Inc. ADR*	12,584	1,590,617
JD.com, Inc. ADR*	42,186	1,486,213
Sirius XM Holdings, Inc.[1]	201,332	1,439,524
eBay, Inc.	37,025	1,336,973
MercadoLibre, Inc.*	2,262	1,293,728
VeriSign, Inc.*	5,343	1,029,489
CDW Corp.	6,539	934,031
Trip.com Group Ltd. ADR*	23,802	798,319
Expedia Group, Inc.	6,343	685,932
Fox Corp. — Class A	16,134	598,087
Fox Corp. — Class B	12,114	440,950
Liberty Global plc — Class C*	19,970	435,246
Liberty Global plc — Class A*	8,261	187,855
Total Communications		132,094,232
Consumer, Non-cyclical - 11.7%
PepsiCo, Inc.	63,463	8,673,488
Amgen, Inc.	27,042	6,519,015
PayPal Holdings, Inc.*	53,439	5,780,497
Gilead Sciences, Inc.	57,579	3,741,483
Mondelez International, Inc. — Class A	65,529	3,609,337
Automatic Data Processing, Inc.	19,693	3,357,656
Intuitive Surgical, Inc.*	5,260	3,109,449
Vertex Pharmaceuticals, Inc.*	11,703	2,562,372
Biogen, Inc.*	8,212	2,436,747
Illumina, Inc.*	6,690	2,219,341
Regeneron Pharmaceuticals, Inc.*	4,913	1,844,733
Kraft Heinz Co.	55,577	1,785,689
Monster Beverage Corp.*	24,471	1,555,132
Cintas Corp.	4,710	1,267,367
Verisk Analytics, Inc. — Class A	7,458	1,113,778
Alexion Pharmaceuticals, Inc.*	10,071	1,089,179
IDEXX Laboratories, Inc.*	3,904	1,019,452
Align Technology, Inc.*	3,587	1,000,916
CoStar Group, Inc.*	1,667	997,366
Seattle Genetics, Inc.*	7,800	891,228
Incyte Corp.*	9,803	855,998
BioMarin Pharmaceutical, Inc.*	8,175	691,196
Total Consumer, Non-cyclical		56,121,419
Consumer, Cyclical - 6.2%
Costco Wholesale Corp.	20,106	5,909,555
Starbucks Corp.	53,749	4,725,612
Tesla, Inc.*	8,203	3,431,561
Walgreens Boots Alliance, Inc.	40,621	2,395,014
Marriott International, Inc. — Class A	14,879	2,253,127
Ross Stores, Inc.	16,463	1,916,622
O'Reilly Automotive, Inc.*	3,443	1,508,929
Lululemon Athletica, Inc.*	5,604	1,298,279
PACCAR, Inc.	15,741	1,245,113
United Airlines Holdings, Inc.*	11,516	1,014,445
Dollar Tree, Inc.*	10,771	1,013,013
Fastenal Co.	26,103	964,506
Copart, Inc.*	10,579	962,054
Ulta Beauty, Inc.*	2,678	677,909
American Airlines Group, Inc.	19,937	571,793
Total Consumer, Cyclical		29,887,532
Utilities - 0.7%
Exelon Corp.	44,243	2,017,038
Xcel Energy, Inc.	24,405	1,549,474
Total Utilities		3,566,512
Industrial - 0.5%
CSX Corp.	35,605	2,576,378

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 83.4% (continued)
Financial - 0.2%
Willis Towers Watson plc	5,852	$1,181,753
Total Common Stocks
(Cost $269,499,247)		401,357,932

	Face Amount
U.S. TREASURY BILLS†† - 7.7%
U.S. Treasury Bills
1.50% due 01/14/20[2,3]	$15,129,000	15,121,599
1.54% due 01/14/20[2,3]	7,600,000	7,596,282
1.47% due 02/04/20[2,4]	6,753,000	6,743,312
1.49% due 01/14/20[2,3]	5,425,000	5,422,346
1.53% due 01/14/20[2,3]	1,850,000	1,849,095
Total U.S. Treasury Bills
(Cost $36,730,935)		36,732,634

REPURCHASE AGREEMENTS††,5 - 8.0%
J.P. Morgan Securities LLC issued 12/31/19 at 1.53% due 01/02/20[3]	23,413,133	23,413,133
Barclays Capital, Inc. issued 12/31/19 at 1.40% due 01/02/20[3]	7,549,472	7,549,472
BofA Securities, Inc. issued 12/31/19 at 1.50% due 01/02/20[3]	7,549,472	7,549,472
Total Repurchase Agreements
(Cost $38,512,077)		38,512,077

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.47%[7]	1,668,851	1,668,851
Total Securities Lending Collateral
(Cost $1,668,851)		1,668,851
Total Investments - 99.4%
(Cost $346,411,110)		$478,271,494
Other Assets & Liabilities, net - 0.6%		2,849,034
Total Net Assets - 100.0%		$481,120,528

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	552	Mar 2020	$96,575,160	$2,955,874

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Barclays Bank plc	NASDAQ-100 Index	2.10% (1 Week USD LIBOR + 0.50%)	At Maturity	01/31/20	32,698	$285,556,625	$763,379
BNP Paribas	NASDAQ-100 Index	2.45% (1 Month USD LIBOR + 0.65%)	At Maturity	01/28/20	2,785	24,321,796	(125,991)
Goldman Sachs International	NASDAQ-100 Index	2.15% (1 Week USD LIBOR + 0.55%)	At Maturity	01/28/20	17,686	154,450,060	(756,308)
						$464,328,481	$(118,920)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2019 — See Note 5.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2019.
[4]	All or a portion of this security is pledged as futures collateral at December 31, 2019.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of December 31, 2019.

ADR — American Depositary Receipt

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$401,357,932	$—	$—	$401,357,932
U.S. Treasury Bills	—	36,732,634	—	36,732,634
Repurchase Agreements	—	38,512,077	—	38,512,077
Securities Lending Collateral	1,668,851	—	—	1,668,851
Equity Futures Contracts**	2,955,874	—	—	2,955,874
Equity Index Swap Agreements**	—	763,379	—	763,379
Total Assets	$405,982,657	$76,008,090	$—	$481,990,747

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$882,299	$—	$882,299

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
RIGHTS†††,6 - 0.0%
Tobira Therapeutics, Inc.*	80	$–
Elanco Animal Health, Inc.*	232	–
GTX, Inc.*	2	–
Nexstar Media Group, Inc.*	852	–
Omthera Pharmaceuticals, Inc.*	110	–
A Schulman, Inc.*	179	–
Total Rights
(Cost $4)		–

	Face Amount
FEDERAL AGENCY NOTES†† - 27.2%
Federal Farm Credit Bank
1.90% (U.S. Prime Rate - 2.85%, Rate Floor: 0.00%) due 08/30/22[1]	$3,000,000	2,998,439
1.95% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[1]	2,000,000	2,003,931
1.95% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 11/23/21[1]	1,400,000	1,403,652
1.92% (3 Month USD LIBOR - 0.08%, Rate Floor: 0.00%) due 01/15/21[1]	500,000	500,035
Federal Farm Credit Banks Funding Corp.
1.89% due 10/15/21	2,950,000	2,950,016
Freddie Mac
2.40% due 06/10/22	2,000,000	2,006,055
1.67% (U.S. Secured Overnight Financing Rate + 0.13%, Rate Floor: 0.00%) due 08/05/22[1]	2,000,000	1,992,296
Total Federal Agency Notes
(Cost $13,855,848)		13,854,424

FEDERAL AGENCY DISCOUNT NOTES†† - 17.4%
Federal Home Loan Bank
1.15% due 01/02/20[2]	6,500,000	6,499,792
1.57% due 01/29/20[2]	2,400,000	2,397,282
Total Federal Agency Discount Notes
(Cost $8,896,861)		8,897,074

U.S. TREASURY BILLS†† - 11.3%
U.S. Treasury Bills
1.50% due 01/14/20[2,3]	4,603,000	4,600,748
1.49% due 01/14/20[2,3]	1,150,000	1,149,438
1.47% due 02/04/20[2,4]	4,000	3,994
Total U.S. Treasury Bills
(Cost $5,753,855)		5,754,180

REPURCHASE AGREEMENTS††,5 - 38.1%
J.P. Morgan Securities LLC issued 12/31/19 at 1.53% due 01/02/20[3]	11,831,237	11,831,237
Barclays Capital, Inc. issued 12/31/19 at 1.40% due 01/02/20[3]	3,814,936	3,814,936
BofA Securities, Inc. issued 12/31/19 at 1.50% due 01/02/20[3]	3,814,936	3,814,936
Total Repurchase Agreements
(Cost $19,461,109)		19,461,109
Total Investments - 94.0%
(Cost $47,967,677)		$47,966,787
Other Assets & Liabilities, net - 6.0%		3,088,058
Total Net Assets - 100.0%		$51,054,845

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	107	Mar 2020	$8,933,430	$(8,399)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Barclays Bank plc	Russell 2000 Index	1.60% (1 Week USD LIBOR)	At Maturity	01/31/20	20,336	$33,929,316	$87,827

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements†† (continued)
Goldman Sachs International	Russell 2000 Index	1.85% (1 Week USD LIBOR + 0.25%)	At Maturity	01/28/20	7,389	$12,328,301	$(30,021)
BNP Paribas	Russell 2000 Index	1.90% (1 Month USD LIBOR + 0.10%)	At Maturity	01/28/20	28,057	46,812,778	(258,155)
						$93,070,395	$(200,349)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 2 inputs — See Note 3.
[1]	Variable rate security. Rate indicated is the rate effective at December 31, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2019.
[4]	All or a portion of this security is pledged as futures collateral at December 31, 2019.
[5]	Repurchase Agreements — See Note 4.
[6]	Security was fair valued by the Valuation Committee at December 31, 2019. The total market value of fair valued securities amounts to $0, (cost $4) or 0.0% of total net assets.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Rights	$—	$—	$—	*	$—
Federal Agency Notes	—	13,854,424	—		13,854,424
Federal Agency Discount Notes	—	8,897,074	—		8,897,074
U.S. Treasury Bills	—	5,754,180	—		5,754,180
Repurchase Agreements	—	19,461,109	—		19,461,109
Equity Index Swap Agreements**	—	87,827	—		87,827
Total Assets	$—	$48,054,614	$—		$48,054,614

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$8,399	$—	$—	$8,399
Equity Index Swap Agreements**	—	288,176	—	288,176
Total Liabilities	$8,399	$288,176	$—	$296,575

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 72.3%
Consumer, Non-cyclical - 15.9%
Johnson & Johnson	11,857	$1,729,581
Procter & Gamble Co.	11,235	1,403,251
UnitedHealth Group, Inc.	4,267	1,254,413
Merck & Company, Inc.	11,469	1,043,106
Pfizer, Inc.	24,931	976,797
Coca-Cola Co.	17,371	961,485
PepsiCo, Inc.	6,281	858,424
Abbott Laboratories	7,962	691,579
Medtronic plc	6,038	685,011
Bristol-Myers Squibb Co.	10,560	677,846
Amgen, Inc.	2,676	645,103
Philip Morris International, Inc.	7,009	596,396
AbbVie, Inc.	6,662	589,853
Thermo Fisher Scientific, Inc.	1,806	586,715
PayPal Holdings, Inc.*	5,290	572,219
Eli Lilly & Co.	3,806	500,223
Danaher Corp.	2,880	442,022
CVS Health Corp.	5,860	435,339
Altria Group, Inc.	8,416	420,043
Gilead Sciences, Inc.	5,700	370,386
Mondelez International, Inc. — Class A	6,486	357,249
Anthem, Inc.	1,142	344,918
Cigna Corp.	1,682	343,952
Automatic Data Processing, Inc.	1,949	332,305
Becton Dickinson and Co.	1,218	331,259
Intuitive Surgical, Inc.*	521	307,989
Stryker Corp.	1,450	304,413
S&P Global, Inc.	1,101	300,628
Zoetis, Inc.	2,146	284,023
Boston Scientific Corp.*	6,279	283,936
Allergan plc	1,479	282,740
Colgate-Palmolive Co.	3,861	265,791
Vertex Pharmaceuticals, Inc.*	1,158	253,544
Global Payments, Inc.	1,354	247,186
Biogen, Inc.*	813	241,241
Illumina, Inc.*	663	219,944
Edwards Lifesciences Corp.*	940	219,293
Humana, Inc.	596	218,446
Kimberly-Clark Corp.	1,545	212,515
Estee Lauder Companies, Inc. — Class A	1,002	206,953
Sysco Corp.	2,298	196,571
Baxter International, Inc.	2,300	192,326
HCA Healthcare, Inc.	1,192	176,189
Moody's Corp.	732	173,784
General Mills, Inc.	2,722	145,790
Constellation Brands, Inc. — Class A	754	143,072
Zimmer Biomet Holdings, Inc.	927	138,753
IHS Markit Ltd.*	1,806	136,082
Regeneron Pharmaceuticals, Inc.*	360	135,173
IQVIA Holdings, Inc.*	813	125,617
Tyson Foods, Inc. — Class A	1,330	121,083
Centene Corp.*	1,864	117,190
Archer-Daniels-Midland Co.	2,507	116,199
FleetCor Technologies, Inc.*	391	112,499
McKesson Corp.	812	112,316
Verisk Analytics, Inc. — Class A	739	110,362
Monster Beverage Corp.*	1,719	109,242
Alexion Pharmaceuticals, Inc.*	997	107,826
Kroger Co.	3,613	104,741
Cintas Corp.	378	101,712
IDEXX Laboratories, Inc.*	386	100,796
ResMed, Inc.	648	100,421
Corteva, Inc.	3,372	99,676
Hershey Co.	668	98,183
McCormick & Company, Inc.	557	94,539
Kraft Heinz Co.	2,806	90,157
Align Technology, Inc.*	323	90,130
Clorox Co.	565	86,750
Teleflex, Inc.	209	78,676
Church & Dwight Company, Inc.	1,105	77,726
Kellogg Co.	1,122	77,597
Equifax, Inc.	545	76,365
Conagra Brands, Inc.	2,192	75,054
WellCare Health Plans, Inc.*	227	74,958
Laboratory Corporation of America Holdings*	437	73,927
Cooper Companies, Inc.	223	71,648
Incyte Corp.*	805	70,293
Cardinal Health, Inc.	1,317	66,614
MarketAxess Holdings, Inc.	171	64,828
Quest Diagnostics, Inc.	607	64,822
Hologic, Inc.*	1,208	63,070
Gartner, Inc.*	403	62,102
STERIS plc	382	58,225
Varian Medical Systems, Inc.*	410	58,224
AmerisourceBergen Corp. — Class A	677	57,559
Dentsply Sirona, Inc.	1,002	56,703
Lamb Weston Holdings, Inc.	658	56,608
United Rentals, Inc.*	339	56,535
Hormel Foods Corp.	1,253	56,523
Brown-Forman Corp. — Class B	821	55,500
JM Smucker Co.	515	53,627
Universal Health Services, Inc. — Class B	362	51,932
Avery Dennison Corp.	377	49,319
Mylan N.V.*	2,325	46,732
Molson Coors Beverage Co. — Class B	846	45,599
Henry Schein, Inc.*	661	44,102
Campbell Soup Co.	761	37,609
ABIOMED, Inc.*	203	34,630
Robert Half International, Inc.	530	33,470
Nielsen Holdings plc	1,604	32,561
Perrigo Company plc	613	31,668
DaVita, Inc.*	404	30,312
Quanta Services, Inc.	641	26,095
Rollins, Inc.	634	21,024
H&R Block, Inc.	880	20,662
Coty, Inc. — Class A	1,331	14,974
Total Consumer, Non-cyclical		26,463,169
Technology - 13.6%
Apple, Inc.	18,816	5,525,318
Microsoft Corp.	34,367	5,419,676
Intel Corp.	19,597	1,172,881
Adobe, Inc.*	2,181	719,316
salesforce.com, Inc.*	3,996	649,909

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 72.3% (continued)
Technology - 13.6% (continued)
NVIDIA Corp.	2,757	$648,722
Accenture plc — Class A	2,860	602,230
Broadcom, Inc.	1,788	565,044
Texas Instruments, Inc.	4,211	540,229
International Business Machines Corp.	3,989	534,686
Oracle Corp.	9,760	517,085
QUALCOMM, Inc.	5,144	453,855
Fidelity National Information Services, Inc.	2,769	385,140
Intuit, Inc.	1,172	306,982
Fiserv, Inc.*	2,573	297,516
Micron Technology, Inc.*	4,988	268,255
Applied Materials, Inc.	4,161	253,987
ServiceNow, Inc.*	850	239,972
Advanced Micro Devices, Inc.*	5,016	230,034
Activision Blizzard, Inc.	3,460	205,593
Analog Devices, Inc.	1,660	197,274
Lam Research Corp.	654	191,230
Autodesk, Inc.*	991	181,809
Cognizant Technology Solutions Corp. — Class A	2,466	152,941
Electronic Arts, Inc.*	1,315	141,376
HP, Inc.	6,676	137,192
KLA Corp.	711	126,679
Paychex, Inc.	1,435	122,061
Microchip Technology, Inc.[1]	1,077	112,783
Xilinx, Inc.	1,133	110,773
Cerner Corp.	1,415	103,847
ANSYS, Inc.*	385	99,103
MSCI, Inc. — Class A	382	98,625
Synopsys, Inc.*	677	94,238
Skyworks Solutions, Inc.	768	92,836
Hewlett Packard Enterprise Co.	5,829	92,448
Cadence Design Systems, Inc.*	1,265	87,740
Western Digital Corp.	1,340	85,050
Maxim Integrated Products, Inc.	1,219	74,981
Fortinet, Inc.*	639	68,220
NetApp, Inc.	1,028	63,993
Broadridge Financial Solutions, Inc.	516	63,747
Akamai Technologies, Inc.*	728	62,885
Take-Two Interactive Software, Inc.*	510	62,439
Zebra Technologies Corp. — Class A*	243	62,072
Seagate Technology plc	1,041	61,939
Citrix Systems, Inc.	552	61,217
Qorvo, Inc.*	523	60,788
Leidos Holdings, Inc.	599	58,636
Jack Henry & Associates, Inc.	347	50,547
DXC Technology Co.	1,154	43,379
Xerox Holdings Corp.	837	30,860
IPG Photonics Corp.*	160	23,187
Total Technology		22,613,325
Financial - 12.7%
Berkshire Hathaway, Inc. — Class B*	8,811	1,995,692
JPMorgan Chase & Co.	14,130	1,969,722
Visa, Inc. — Class A	7,712	1,449,085
Bank of America Corp.	36,470	1,284,473
Mastercard, Inc. — Class A	4,000	1,194,360
Wells Fargo & Co.	17,338	932,784
Citigroup, Inc.	9,835	785,718
American Tower Corp. — Class A REIT	1,996	458,721
U.S. Bancorp	6,403	379,634
American Express Co.	3,023	376,333
Truist Financial Corp.	6,042	340,285
Goldman Sachs Group, Inc.	1,435	329,950
CME Group, Inc. — Class A	1,615	324,163
Chubb Ltd.	2,042	317,858
PNC Financial Services Group, Inc.	1,974	315,110
Morgan Stanley	5,541	283,256
BlackRock, Inc. — Class A	531	266,934
Crown Castle International Corp. REIT	1,873	266,247
Prologis, Inc. REIT	2,846	253,692
Marsh & McLennan Companies, Inc.	2,274	253,346
Charles Schwab Corp.	5,150	244,934
Intercontinental Exchange, Inc.	2,508	232,115
Equinix, Inc. REIT	385	224,725
Aon plc	1,055	219,746
Capital One Financial Corp.	2,098	215,905
Simon Property Group, Inc. REIT	1,382	205,863
American International Group, Inc.	3,919	201,162
Progressive Corp.	2,634	190,675
Bank of New York Mellon Corp.	3,780	190,247
MetLife, Inc.	3,521	179,465
Aflac, Inc.	3,307	174,940
Prudential Financial, Inc.	1,811	169,763
Allstate Corp.	1,459	164,065
Travelers Companies, Inc.	1,163	159,273
Welltower, Inc. REIT	1,828	149,494
Public Storage REIT	677	144,174
AvalonBay Communities, Inc. REIT	629	131,901
State Street Corp.	1,639	129,645
T. Rowe Price Group, Inc.	1,053	128,297
Equity Residential REIT	1,573	127,287
SBA Communications Corp. REIT	507	122,182
Discover Financial Services	1,412	119,766
Willis Towers Watson plc	579	116,923
Digital Realty Trust, Inc. REIT	941	112,675
Realty Income Corp. REIT	1,469	108,162
Northern Trust Corp.	954	101,353
Weyerhaeuser Co. REIT	3,356	101,351
M&T Bank Corp.	594	100,831
Hartford Financial Services Group, Inc.	1,623	98,630
Fifth Third Bancorp	3,198	98,307
Ventas, Inc. REIT	1,679	96,945
Synchrony Financial	2,678	96,435
Ameriprise Financial, Inc.	571	95,117
CBRE Group, Inc. — Class A*	1,509	92,487
KeyCorp	4,437	89,805
Essex Property Trust, Inc. REIT	298	89,656
Boston Properties, Inc. REIT	648	89,333

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 72.3% (continued)
Financial - 12.7% (continued)
First Republic Bank	759	$89,145
Alexandria Real Estate Equities, Inc. REIT	519	83,860
Arthur J Gallagher & Co.	840	79,993
Citizens Financial Group, Inc.	1,959	79,555
Healthpeak Properties, Inc. REIT	2,229	76,834
Regions Financial Corp.	4,345	74,560
Cincinnati Financial Corp.	684	71,923
Huntington Bancshares, Inc.	4,652	70,152
Mid-America Apartment Communities, Inc. REIT	515	67,908
Principal Financial Group, Inc.	1,163	63,965
Extra Space Storage, Inc. REIT	584	61,682
UDR, Inc. REIT	1,320	61,644
Loews Corp.	1,152	60,468
Host Hotels & Resorts, Inc. REIT	3,231	59,935
Cboe Global Markets, Inc.	499	59,880
SVB Financial Group*	233	58,492
Duke Realty Corp. REIT	1,656	57,414
Nasdaq, Inc.	517	55,371
Lincoln National Corp.	893	52,696
Everest Re Group Ltd.	184	50,939
Western Union Co.	1,889	50,587
Raymond James Financial, Inc.	556	49,740
Regency Centers Corp. REIT	755	47,633
Vornado Realty Trust REIT	713	47,415
Globe Life, Inc.	449	47,257
Comerica, Inc.	649	46,566
E*TRADE Financial Corp.	1,018	46,187
WR Berkley Corp.	654	45,191
Iron Mountain, Inc. REIT	1,294	41,240
Federal Realty Investment Trust REIT	316	40,679
Zions Bancorp North America	768	39,875
Kimco Realty Corp. REIT	1,903	39,411
Assurant, Inc.	273	35,785
Apartment Investment & Management Co. — Class A REIT	671	34,657
People's United Financial, Inc.	2,000	33,800
SL Green Realty Corp. REIT	367	33,720
Franklin Resources, Inc.	1,257	32,657
Invesco Ltd.	1,678	30,170
Unum Group	929	27,090
Alliance Data Systems Corp.	185	20,757
Total Financial		21,217,830
Communications - 10.6%
Amazon.com, Inc.*	1,876	3,466,548
Facebook, Inc. — Class A*	10,841	2,225,115
Alphabet, Inc. — Class A*	1,350	1,808,177
Alphabet, Inc. — Class C*	1,346	1,799,629
AT&T, Inc.	32,909	1,286,084
Walt Disney Co.	8,120	1,174,396
Verizon Communications, Inc.	18,631	1,143,943
Comcast Corp. — Class A	20,451	919,681
Cisco Systems, Inc.	19,112	916,612
Netflix, Inc.*	1,974	638,727
Booking Holdings, Inc.*	189	388,155
Charter Communications, Inc. — Class A*	706	342,466
Motorola Solutions, Inc.	772	124,400
eBay, Inc.	3,445	124,399
Twitter, Inc.*	3,497	112,079
T-Mobile US, Inc.*	1,427	111,905
ViacomCBS, Inc. — Class B	2,434	102,155
Corning, Inc.	3,464	100,837
CDW Corp.	647	92,418
VeriSign, Inc.*	465	89,596
Omnicom Group, Inc.	981	79,480
Expedia Group, Inc.	629	68,020
NortonLifeLock, Inc.	2,583	65,918
Fox Corp. — Class A	1,597	59,201
CenturyLink, Inc.	4,420	58,388
Arista Networks, Inc.*	244	49,630
Discovery, Inc. — Class C*	1,511	46,070
DISH Network Corp. — Class A*	1,153	40,897
Interpublic Group of Companies, Inc.	1,747	40,356
F5 Networks, Inc.*	274	38,264
Juniper Networks, Inc.	1,508	37,142
Fox Corp. — Class B	732	26,645
News Corp. — Class A	1,751	24,759
Discovery, Inc. — Class A*,1	712	23,311
News Corp. — Class B	549	7,966
Total Communications		17,633,369
Industrial - 6.4%
Boeing Co.	2,408	784,430
Honeywell International, Inc.	3,218	569,586
Union Pacific Corp.	3,127	565,330
United Technologies Corp.	3,655	547,373
3M Co.	2,591	457,104
General Electric Co.	39,344	439,079
Lockheed Martin Corp.	1,118	435,327
United Parcel Service, Inc. — Class B	3,157	369,558
Caterpillar, Inc.	2,490	367,723
Raytheon Co.	1,255	275,774
CSX Corp.	3,503	253,477
Deere & Co.	1,418	245,683
Northrop Grumman Corp.	706	242,843
Illinois Tool Works, Inc.	1,317	236,573
Norfolk Southern Corp.	1,174	227,909
Emerson Electric Co.	2,745	209,334
Waste Management, Inc.	1,758	200,342
L3Harris Technologies, Inc.	996	197,078
General Dynamics Corp.	1,056	186,225
Eaton Corporation plc	1,863	176,463
Roper Technologies, Inc.	469	166,134
FedEx Corp.	1,081	163,458
Amphenol Corp. — Class A	1,336	144,595
TE Connectivity Ltd.	1,507	144,431
Ingersoll-Rand plc	1,079	143,421
Johnson Controls International plc	3,476	141,508
TransDigm Group, Inc.	224	125,440
Parker-Hannifin Corp.	579	119,170
Agilent Technologies, Inc.	1,395	119,008
Stanley Black & Decker, Inc.	685	113,532
Rockwell Automation, Inc.	521	105,591
AMETEK, Inc.	1,030	102,732
Fortive Corp.	1,331	101,675
Ball Corp.	1,473	95,259

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 72.3% (continued)
Industrial - 6.4% (continued)
Mettler-Toledo International, Inc.*	110	$87,261
Keysight Technologies, Inc.*	845	86,722
Vulcan Materials Co.	596	85,818
Republic Services, Inc. — Class A	949	85,059
Amcor plc	7,299	79,121
Martin Marietta Materials, Inc.	282	78,859
Dover Corp.	655	75,495
Kansas City Southern	447	68,463
Waters Corp.*	290	67,759
Xylem, Inc.	811	63,899
Westinghouse Air Brake Technologies Corp.	820	63,796
Garmin Ltd.	651	63,512
Masco Corp.	1,280	61,427
Expeditors International of Washington, Inc.	767	59,841
IDEX Corp.	343	58,996
Jacobs Engineering Group, Inc.	610	54,796
Old Dominion Freight Line, Inc.	288	54,657
Arconic, Inc.	1,745	53,694
Allegion plc	419	52,182
Westrock Co.	1,162	49,861
PerkinElmer, Inc.	500	48,550
Packaging Corporation of America	426	47,708
CH Robinson Worldwide, Inc.	609	47,624
Huntington Ingalls Industries, Inc.	184	46,162
Textron, Inc.	1,028	45,849
J.B. Hunt Transport Services, Inc.	385	44,960
Snap-on, Inc.	247	41,842
Fortune Brands Home & Security, Inc.	627	40,968
Pentair plc	758	34,769
FLIR Systems, Inc.	604	31,450
AO Smith Corp.	618	29,441
Flowserve Corp.	590	29,364
Sealed Air Corp.	696	27,722
Total Industrial		10,640,792
Consumer, Cyclical - 6.1%
Home Depot, Inc.	4,914	1,073,119
Walmart, Inc.	6,391	759,507
McDonald's Corp.	3,392	670,293
Costco Wholesale Corp.	1,991	585,195
NIKE, Inc. — Class B	5,613	568,653
Starbucks Corp.	5,320	467,734
Lowe's Companies, Inc.	3,453	413,531
TJX Companies, Inc.	5,463	333,571
Target Corp.	2,283	292,703
General Motors Co.	5,663	207,266
Walgreens Boots Alliance, Inc.	3,378	199,167
Ross Stores, Inc.	1,629	189,648
Marriott International, Inc. — Class A	1,223	185,199
Dollar General Corp.	1,148	179,065
Ford Motor Co.	17,543	163,150
Delta Air Lines, Inc.	2,593	151,639
O'Reilly Automotive, Inc.*	341	149,447
VF Corp.	1,475	146,998
Hilton Worldwide Holdings, Inc.	1,271	140,967
Yum! Brands, Inc.	1,362	137,194
AutoZone, Inc.*	107	127,470
Cummins, Inc.	690	123,482
PACCAR, Inc.	1,558	123,238
Southwest Airlines Co.	2,134	115,194
Aptiv plc	1,150	109,216
Las Vegas Sands Corp.	1,522	105,079
Royal Caribbean Cruises Ltd.	775	103,470
Dollar Tree, Inc.*	1,066	100,257
Chipotle Mexican Grill, Inc. — Class A*	115	96,268
Fastenal Co.	2,583	95,442
Carnival Corp.	1,804	91,697
Best Buy Company, Inc.	1,026	90,083
United Airlines Holdings, Inc.*	981	86,416
Copart, Inc.*	922	83,847
DR Horton, Inc.	1,510	79,653
MGM Resorts International	2,320	77,186
Lennar Corp. — Class A	1,261	70,351
Genuine Parts Co.	654	69,474
WW Grainger, Inc.	197	66,688
Ulta Beauty, Inc.*	257	65,057
CarMax, Inc.*	741	64,964
Tiffany & Co.	486	64,954
Hasbro, Inc.	573	60,515
Wynn Resorts Ltd.	435	60,408
Darden Restaurants, Inc.	553	60,283
NVR, Inc.*	15	57,126
Norwegian Cruise Line Holdings Ltd.*	958	55,957
American Airlines Group, Inc.	1,756	50,362
Advance Auto Parts, Inc.	312	49,970
Tractor Supply Co.	534	49,897
LKQ Corp.*	1,380	49,266
Live Nation Entertainment, Inc.*	635	45,383
PulteGroup, Inc.	1,148	44,542
Whirlpool Corp.	285	42,046
BorgWarner, Inc.	930	40,343
Alaska Air Group, Inc.	555	37,601
Mohawk Industries, Inc.*	268	36,550
Kohl's Corp.	705	35,920
PVH Corp.	334	35,120
Tapestry, Inc.	1,243	33,524
Newell Brands, Inc.	1,716	32,982
Leggett & Platt, Inc.	593	30,142
Ralph Lauren Corp. — Class A	224	26,257
Capri Holdings Ltd.*	683	26,056
Harley-Davidson, Inc.	695	25,847
Hanesbrands, Inc.	1,629	24,191
Macy's, Inc.	1,393	23,681
Nordstrom, Inc.	483	19,769
L Brands, Inc.	1,046	18,954
Under Armour, Inc. — Class A*	848	18,317
Gap, Inc.	958	16,937
Under Armour, Inc. — Class C*	876	16,802
Total Consumer, Cyclical		10,148,280
Energy - 3.1%
Exxon Mobil Corp.	19,061	1,330,077
Chevron Corp.	8,518	1,026,504

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 72.3% (continued)
Energy - 3.1% (continued)
ConocoPhillips	4,942	$321,378
Schlumberger Ltd.	6,236	250,687
Phillips 66	2,002	223,043
EOG Resources, Inc.	2,620	219,451
Kinder Morgan, Inc.	8,774	185,746
Marathon Petroleum Corp.	2,925	176,231
Valero Energy Corp.	1,850	173,253
Occidental Petroleum Corp.	4,024	165,829
ONEOK, Inc.	1,861	140,822
Williams Companies, Inc.	5,460	129,511
Pioneer Natural Resources Co.	746	112,922
Halliburton Co.	3,954	96,754
Concho Resources, Inc.	906	79,338
Hess Corp.	1,167	77,967
Baker Hughes Co.	2,927	75,019
Diamondback Energy, Inc.	726	67,416
Noble Energy, Inc.	2,154	53,505
Marathon Oil Corp.	3,603	48,929
Devon Energy Corp.	1,744	45,292
National Oilwell Varco, Inc.	1,738	43,537
Apache Corp.	1,694	43,350
TechnipFMC plc	1,893	40,586
HollyFrontier Corp.	669	33,925
Cabot Oil & Gas Corp. — Class A	1,837	31,982
Cimarex Energy Co.	459	24,093
Helmerich & Payne, Inc.	488	22,170
Total Energy		5,239,317
Utilities - 2.4%
NextEra Energy, Inc.	2,202	533,236
Dominion Energy, Inc.	3,707	307,014
Southern Co.	4,724	300,919
Duke Energy Corp.	3,284	299,534
American Electric Power Company, Inc.	2,225	210,285
Exelon Corp.	4,379	199,639
Sempra Energy	1,270	192,380
Xcel Energy, Inc.	2,362	149,963
Consolidated Edison, Inc.	1,497	135,434
Public Service Enterprise Group, Inc.	2,278	134,516
WEC Energy Group, Inc.	1,421	131,059
Eversource Energy	1,458	124,032
Edison International	1,616	121,862
FirstEnergy Corp.	2,434	118,292
PPL Corp.	3,257	116,861
DTE Energy Co.	866	112,467
Entergy Corp.	897	107,461
American Water Works Company, Inc.	815	100,123
Ameren Corp.	1,108	85,094
CMS Energy Corp.	1,278	80,309
Evergy, Inc.	1,027	66,847
CenterPoint Energy, Inc.	2,262	61,685
Atmos Energy Corp.	538	60,180
AES Corp.	2,991	59,521
Alliant Energy Corp.	1,083	59,262
NiSource, Inc.	1,683	46,855
Pinnacle West Capital Corp.	506	45,505
NRG Energy, Inc.	1,134	45,076
Total Utilities		4,005,411
Basic Materials - 1.5%
Linde plc	2,420	515,218
Air Products & Chemicals, Inc.	993	233,345
Ecolab, Inc.	1,130	218,079
Sherwin-Williams Co.	370	215,910
DuPont de Nemours, Inc.	3,337	214,235
Dow, Inc.	3,341	182,853
Newmont Goldcorp Corp.	3,693	160,461
PPG Industries, Inc.	1,065	142,167
LyondellBasell Industries N.V. — Class A	1,156	109,219
Freeport-McMoRan, Inc.	6,536	85,752
International Paper Co.	1,766	81,324
Nucor Corp.	1,366	76,879
Celanese Corp. — Class A	544	66,977
International Flavors & Fragrances, Inc.[1]	481	62,059
FMC Corp.	584	58,295
Eastman Chemical Co.	612	48,507
CF Industries Holdings, Inc.	980	46,785
Albemarle Corp.	479	34,986
Mosaic Co.	1,575	34,083
Total Basic Materials		2,587,134
Total Common Stocks
(Cost $96,420,282)		120,548,627

	Face Amount
U.S. TREASURY BILLS†† - 6.1%
U.S. Treasury Bills
1.50% due 01/14/20[2,4]	$4,361,000	4,358,867
1.47% due 02/04/20[2,3]	3,079,000	3,074,583
1.54% due 01/14/20[2,4]	1,500,000	1,499,266
1.49% due 01/14/20[2,4]	950,000	949,535
1.53% due 01/14/20[2,4]	300,000	299,853
Total U.S. Treasury Bills
(Cost $10,181,726)		10,182,104

FEDERAL AGENCY DISCOUNT NOTES†† - 4.7%
Federal Home Loan Bank
1.57% due 01/29/20[2]	7,900,000	7,891,053
Total Federal Agency Discount Notes
(Cost $7,890,353)		7,891,053

FEDERAL AGENCY NOTES†† - 2.7%
Federal Farm Credit Bank
1.90% (U.S. Prime Rate - 2.85%, Rate Floor: 0.00%) due 08/30/22[5]	4,500,000	4,497,658
Total Federal Agency Notes
(Cost $4,500,000)		4,497,658

REPURCHASE AGREEMENTS††,6 - 12.3%
J.P. Morgan Securities LLC issued 12/31/19 at 1.53% due 01/02/20[4]	12,485,039	12,485,039
Barclays Capital, Inc. issued 12/31/19 at 1.40% due 01/02/20[4]	4,025,751	4,025,751
BofA Securities, Inc. issued 12/31/19 at 1.50% due 01/02/20[4]	4,025,751	4,025,751
Total Repurchase Agreements
(Cost $20,536,541)		20,536,541

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
SECURITIES LENDING COLLATERAL†,7 - 0.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.47%[8]	136,873	$136,873
Total Securities Lending Collateral
(Cost $136,873)		136,873
Total Investments - 98.2%
(Cost $139,665,775)		$163,792,856
Other Assets & Liabilities, net - 1.8%		3,068,072
Total Net Assets - 100.0%		$166,860,928

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	220	Mar 2020	$35,524,500	$706,773

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Barclays Bank plc	S&P 500 Index	2.05% (1 Week USD LIBOR + 0.45%)	At Maturity	01/31/20	18,792	$60,711,782	$178,332
BNP Paribas	S&P 500 Index	2.35% (1 Month USD LIBOR + 0.55%)	At Maturity	01/28/20	6,400	20,675,825	(39,354)
Goldman Sachs International	S&P 500 Index	2.05% (1 Week USD LIBOR + 0.45%)	At Maturity	01/28/20	29,849	96,434,497	(172,094)
						$177,822,104	$(33,116)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2019 — See Note 5.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2019.
[4]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2019.
[5]	Variable rate security. Rate indicated is the rate effective at December 31, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of December 31, 2019.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$120,548,627	$—	$—	$120,548,627
U.S. Treasury Bills	—	10,182,104	—	10,182,104
Federal Agency Discount Notes	—	7,891,053	—	7,891,053
Federal Agency Notes	—	4,497,658	—	4,497,658
Repurchase Agreements	—	20,536,541	—	20,536,541
Securities Lending Collateral	136,873	—	—	136,873
Equity Futures Contracts**	706,773	—	—	706,773
Equity Index Swap Agreements**	—	178,332	—	178,332
Total Assets	$121,392,273	$43,285,688	$—	$164,677,961

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$211,448	$—	$211,448

**	This derivative is reported as unrealized appreciation/depreciation at period end.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Dynamic Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company, of the series type. Each series, in effect, is representing a separate fund (each, a “Fund”). The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each Fund separately.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
S&P 500® 2x Strategy Fund	Non-diversified
Inverse S&P 500® 2x Strategy Fund	Non-diversified
NASDAQ-100® 2x Strategy Fund	Non-diversified
Inverse NASDAQ-100® 2x Strategy Fund	Non-diversified
Dow 2x Strategy Fund	Non-diversified
Inverse Dow 2x Strategy Fund	Non-diversified
Russell 2000® 2x Strategy Fund	Non-diversified
Inverse Russell 2000® 2x Strategy Fund	Non-diversified

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value. Money market funds are valued at their net asset value.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of over-the-counter (“OTC”) swap agreements entered into by a fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index or other underlying position that the swaps pertain to at the close of the New York Stock Exchange ("NYSE").

Investments for which market quotations are not readily available are fair-valued as determined in good faith by Guggenheim Investments ("GI") subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Derivatives

As part of their investment strategy, the Funds utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. Upon entering into certain centrally-cleared swap transactions, the Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin payments or receipts are made or received by the Fund, depending on fluctuations in the fair value of the reference entity. For a fund utilizing centrally cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) or a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. A fund utilizing total return swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies.   The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At December 31, 2019, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Notes
1.53%			1.38% - 1.50%
Due 01/02/20	$61,838,734	$61,843,991	09/30/20 - 08/15/26	$63,083,600	$63,074,227

			U.S. Treasury Bills
			0.00%
			01/30/20 - 03/26/20	1,300	1,296
				63,084,900	63,075,523
BofA Securities, Inc.			U.S. Treasury Note
1.50%			1.88%
Due 01/02/20	19,939,656	19,941,317	05/31/22	20,172,600	20,338,542

Barclays Capital, Inc.			U.S. Treasury Inflation Indexed Bond
1.40%			0.13%
Due 01/02/20	19,939,656	19,941,206	10/15/24	20,226,695	20,338,504

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 5 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income is net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund – Class Z. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

At December 31, 2019, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Collateral Received
NASDAQ-100® 2x Strategy Fund	$1,637,262	$1,668,851
S&P 500® 2x Strategy Fund	134,494	136,873

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At December 31, 2019, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Dow 2x Strategy Fund	$36,853,433	$7,516,008	$(97,143)	$7,418,865
Inverse Dow 2x Strategy Fund	5,810,319	16,479	(17,805)	(1,326)
Inverse NASDAQ-100® 2x Strategy Fund	11,801,946	86,123	(27,151)	58,972
Inverse Russell 2000® 2x Strategy Fund	12,971,266	108,449	(16,337)	92,112
Inverse S&P 500® 2x Strategy Fund	16,872,406	84,266	(7,385)	76,881
NASDAQ-100® 2x Strategy Fund	368,297,266	113,839,080	(1,027,898)	112,811,182
Russell 2000® 2x Strategy Fund	47,967,692	96,796	(306,449)	(209,653)
S&P 500® 2x Strategy Fund	151,763,318	12,998,857	(295,662)	12,703,195

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the "Schedule of Investments" is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund's registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.